3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and banks		R$ 692,742	R$ 575,863
Cash equivalents		3,415,199	1,506,082
Financial liabilities
Borrowings and financing		25,918,777	17,900,361
Financial assets [member] | Carrying amount [member]
Financial assets
Cash and banks		526,133	400,874
Cash equivalents		3,413,789	1,504,986
Held-for-sale assets
Held-for-sale financial asset			1,474,699
Dividends receivable			2,435,014
Financial assets [member] | At fair value [member]
Financial assets
Cash and banks		526,133	400,874
Cash equivalents		3,415,199	1,506,082
Held-for-sale assets
Held-for-sale financial asset			1,474,699
Dividends receivable			2,435,014
Financial liabilities [member] | Carrying amount [member]
Financial liabilities
Borrowings and financing	[1]	9,501,988	8,705,458
Derivative financial instruments		10,967	1,152
Financial liabilities [member] | At fair value [member]
Financial liabilities
Borrowings and financing	[1]	10,542,777	8,354,777
Derivative financial instruments		R$ 10,967	R$ 1,152

[1]	The balance of the borrowings and financing with the BNDES, Local Banks, and ECAs correspond to exclusive markets, and the fair value of these instruments is similar to their carrying amounts. The balances of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values differ from their carrying amounts.